October 30, 1996

VIA ELECTRONIC FILING
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

     Re: Merrill Lynch Developing Capital Markets Fund, Inc.
         Post-Effective Amendment No. 10 under the
         Securities Act to the Registration Statement on
         Form N-1A (File Nos. 33-28248 and 811-5723)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Developing Capital Markets Fund, Inc. (the "Fund") hereby certifies that:

          (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

          (2) the text of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 28, 1996.

                                   Very truly yours,

                                   MERRILL LYNCH DEVELOPING CAPITAL MARKETS
                                     FUND, INC.



                                   By:          /s/Mark B. Goldfus
                                       ------------------------------------
                                       Mark B. Goldfus
                                       Authorized Officer